Inventory, Net (Tables)	6 Months Ended
Dec. 31, 2025
Inventory, Net [Abstract]
Schedule of Inventory, Net	INVENTORY
	31 December 2025 $ (Unaudited)	30 June 2025 $ (Audited)
Copper	15,800,000	-
	15,800,000	-